Consolidated Statements Of Changes in Stockholder's Equity (Deficiency) - CAD ($)	Total	Total shareholders's equity (deficiency)	Retained Earning (Accumulated Deficit)	Reserve Of Sharebased Payment	Share Capital
Balance, shares at Jul. 31, 2020					25,477,776
Balance, amount at Jul. 31, 2020	$ 138,551		$ (27,611,883)	$ 592,011	$ 27,158,423
Statement [Line Items]
Flow-through shares issued through exercise of warrants, share					3,200,000
Flow-through shares issued through exercise of warrants,amount		$ 160,000	0	0	$ 160,000
Common shares issued through exercise of warrants,share					1,527,273
Common shares issued through exercise of warrants,amount		76,364	0	0	$ 76,364
Shares issued for acquisition of mineral property interests,share					1,000,000
Shares issued for acquisition of mineral property interests,amount		210,000	0	0	$ 210,000
Shares issuance costs		(4,981)	0	0	(4,981)
Loss for the year	(116,419)		(116,419)	0	$ 0
Balance, shares at Jul. 31, 2021					31,205,049
Balance, amount at Jul. 31, 2021	463,515		(27,728,302)	592,011	$ 27,599,806
Statement [Line Items]
Flow-through shares issued through exercise of warrants,amount		445,455	0	0	$ 445,455
Common shares issued through exercise of warrants,share					1,000,000
Common shares issued through exercise of warrants,amount		200,000	0	(200,000)	$ 400,000
Loss for the year	(997,845)		(997,845)	0	$ 0
Flow-through shares issued through exercise of warrants					8,909,092
Fair value of stock options granted		$ 399,140	0	399,140	$ 0
Balance, shares at Jul. 31, 2022					41,114,141
Balance, amount at Jul. 31, 2022	$ 510,265		$ (28,726,147)	$ 791,151	$ 28,445,261